SEGMENT INFORMATION - Revenue by Geography (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	$ 10,565		$ 19,591
Other non IFRS 15 revenue	152		327
Total revenue	10,717	$ 8,775	19,918	$ 16,969
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	5,139		10,083
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,047		2,141
Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	899		1,622
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	365		674
United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,292		2,048
Middle East
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	127		267
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,186		2,017
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	510		739
Business services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	7,341		14,262
Other non IFRS 15 revenue	4		18
Total revenue	7,345	7,859	14,280	15,206
Business services | United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	5,028		9,874
Business services | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	859		1,749
Business services | Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	896		1,616
Business services | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	68		119
Business services | United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	168		286
Business services | Middle East
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	122		256
Business services | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	174		332
Business services | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	26		30
Infrastructure Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	959		2,090
Other non IFRS 15 revenue	146		304
Total revenue	1,105	3	2,394	5
Infrastructure Services | United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	84		161
Infrastructure Services | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	15		28
Infrastructure Services | Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3		6
Infrastructure Services | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	22		49
Infrastructure Services | United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	376		914
Infrastructure Services | Middle East
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2		5
Infrastructure Services | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	324		635
Infrastructure Services | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	133		292
Industrials
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,265		3,239
Other non IFRS 15 revenue	2		5
Total revenue	2,267	909	3,244	1,751
Industrials | United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	27		48
Industrials | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	173		364
Industrials | Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Industrials | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	275		506
Industrials | United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	748		848
Industrials | Middle East
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3		6
Industrials | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	688		1,050
Industrials | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	351		417
Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Other non IFRS 15 revenue	0		0
Total revenue	0	$ 4	0	$ 7
Corporate and Other | United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Corporate and Other | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Corporate and Other | Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Corporate and Other | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Corporate and Other | United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Corporate and Other | Middle East
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Corporate and Other | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0		0
Corporate and Other | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	$ 0		$ 0